Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 47,281	$ 46,663	$ 43,578